NOTES PAYABLE AND CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Notes Payable
Notes payable consisted of the following (in thousands):

	As of December 31,
	2025	2024
Senior Secured Credit Facility	$50,000	$—
Senior Secured Credit Agreement	—	41,875
Convertible Debentures	16,006	16,006
2025 Lompoc Term Loan	2,990	—
Other	—	378
Total Notes Payable	68,996	58,259
Less: Unamortized Debt Issuance Costs and Loan Origination Fees	(330)	(63)
Net Amount	68,666	58,196
Less Current Portion of Notes Payable	(37)	(7,644)
Notes Payable, Net of Current Portion	$68,629	$50,552

Schedule of Maturities of Notes Payable
Scheduled maturities of notes payable for each of the following years were as follows (in thousands):

December 31:	Principal Payments
2026	$37
2027	18,824
2028	3,376
2029	3,381
2030	40,607
Thereafter	2,771
Total Future Minimum Principal Payments	$68,996